Accrued expenses	12 Months Ended
Dec. 31, 2013
Accrued expenses [Abstract]
Accrued expenses

Note 5 - Accrued expenses:

Accrued expenses at December 31 consisted of the following:

	2013	2012

Sales tax payable	$493,886	$750,612
Legal	-	248,068
Payroll and related	498,228	258,644
Interest	-	277,633
Termination costs	1,375,341	-
Due to hotels	200,000	250,721
Property and equipment	-	242,814
Other	569,752	385,639

Totals	$3,137,207	$2,414,131